UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California			90071
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez Hotchkis and Wiley Capital Management, LLC 725 S. Figueroa Street, 39th Floor Los Angeles, California 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2006

Copies to:

Julie Allecta, Esq.

Paul, Hastings, Janofsky & Walker, LLP

55 Second Street, Twenty-Fourth Floor

San Francisco, California 94105

(Counsel for the Registrant)

Item 1 - Report to Shareholder

Core Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        All Cap Value Fund

JUNE 30, 2006

ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

FUND EXPENSE EXAMPLES	11

SCHEDULE OF INVESTMENTS:

CORE VALUE FUND	13

LARGE CAP VALUE FUND	15

MID-CAP VALUE FUND	17

SMALL CAP VALUE FUND	19

ALL CAP VALUE FUND	21

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO THE FINANCIAL STATEMENTS	31

BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY CONTRACTS	42

DEAR SHAREHOLDER:

We are pleased to present you with this annual report for the Hotchkis and Wiley Funds. The following investment review and annual report relates to the activities of the Funds for the fiscal year ended June 30, 2006.

OVERVIEW

US equity markets delivered strong absolute returns as most of the major equity indices gained 8 to 15% during the last fiscal year. The surge in smaller cap stocks was particularly notable as the small cap Russell 2000 Index gained 14.58% and the Russell Midcap Index gained 13.66% versus the large cap Russell 1000 Index return of 9.08%. Value-oriented stocks outperformed growth by over 590 basis points in large cap stocks, but were not a significant factor in small cap stocks. The best performing sectors were energy, materials and industrials while healthcare, utilities and consumer discretionary were particularly weak. During the last fiscal year, the Fed increased interest rates in an effort to fight inflation. Against this backdrop, commodity producers such as oil and mining companies surged to new highs as the underlying commodity prices reached new highs. Fearing the adverse impact of higher interest rates, the market has shunned economically sensitive consumer stocks such as homebuilders and embraced the deeply cyclical commodity producers. Our disciplined focus on value has encouraged us to seek out undervalued, out-of-favor stocks like the homebuilders, while avoiding more momentum-oriented groups such as the commodity producers. This philosophy has enabled us to manage through market cycles and benefited our clients over the long-term.

HOTCHKIS AND WILEY CORE VALUE FUND

The Fund's Class I, Class A, and Class C shares had annual total returns of 5.31%, 5.01%, and 4.24%, respectively, compared to the S&P 500 Index return of 8.63% and the style-specific Russell 1000 Value Index return of 12.10%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

Nearly all relative underperformance was concentrated in the information technology, industrials, and consumer discretionary sectors. Within the information technology sector, software developers Microsoft Corp. and CA Inc. were negative contributors. In the industrials sector, Cendant Corp. was particularly weak. In the consumer discretionary sector, homebuilders Centex Corp. and Pulte Homes Inc., retail giant Home Depot Inc. and advertising agency Interpublic Group of Cos. were sources of negative performance. Hospital operator Tenet Healthcare Corp. was also a notable underperformer. Our underweight in energy also detracted from performance. Strong relative performance from aluminum producer Alcoa Inc., railroad operator CSX Corp., tobacco giant Altria Group Inc. and IT services provider Electronic Data Systems were leading contributors to performance.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had annual total returns of 3.10%, 2.82%, 2.08%, and 2.59%, respectively, compared to the S&P 500 Index return of 8.63% and the style-specific Russell 1000 Value Index return of 12.10%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

The majority of relative underperformance was concentrated in the information technology, industrials, and consumer discretionary sectors. Within the information technology sector, software developers Microsoft Corp. and CA Inc. were negative contributors. In the industrials sector, Cendant Corp. was particularly weak. In consumer discretionary, homebuilder Lennar Corp., retail giant Home Depot Inc. and automotive supplier Delphi Corp. were sources of negative performance. Hospital operator Tenet Healthcare Corp. was a notable underperformer. Our underweight in energy also detracted from performance. Strong relative performance from aluminum producer Alcoa Inc., supermarket operator Albertsons, tobacco giant Altria Group Inc. and IT services provider Electronic Data Systems were leading contributors to performance.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had annual total returns of 8.53%, 8.27%, 7.46%, and 7.99%, respectively, compared to the Russell Midcap Index return of 13.66% and the Russell Midcap Value Index return of 14.26%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

The majority of relative underperformance was concentrated in the financials and consumer discretionary sectors. Within the financials sector, land developer St. Joe Co. was particularly weak. In the consumer discretionary sector, homebuilders Centex Corp. and Pulte Homes Inc., automotive suppliers Lear Corp. and Delphi Corp. and publisher Valassis Communications Inc. were sources of negative performance. Hospital operator Tenet Healthcare Corp. and software developer CA Inc. also were notable underperformers. Strong relative performance from railroad operator CSX Corp., industrial equipment manufacturer Flowserve Corp. and IT services provider Electronic Data Systems were leading contributors to performance.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had annual total returns of 5.13%, 4.86%, and 4.07%, respectively, compared to the Russell 2000 Index return of 14.58% and the Russell 2000 Value Index return of 14.61%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Nearly all relative underperformance was concentrated in the consumer discretionary sector and, to a lesser degree, the financials and materials sectors. Within the consumer discretionary sector, homebuilder WCI Communities, automotive supplier Lear Corp., publisher Valassis Communications Inc. and apparel companies Warnaco Group Inc. and Eddie Bauer Holdings, Inc. were sources of negative performance. In the financials sector, mortgage REITs Aames Investment Corp., Fieldstone Investment Corp. and MortgageIT Holdings Inc., as well as land developer St. Joe Co., were weak. Within the materials sector, we were underweight in the strong performing metals and mining segment. Strong relative performance from industrial equipment manufacturer Flowserve Corp., coal producer Foundation Coal Holdings Inc., temporary staffing company Spherion Corp. and oil refiner Giant Industries Inc. were leading contributors to performance.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had annual total returns of –0.24%,–0.50%, and –1.25%, respectively, compared to the S&P 500 Index return of 8.63% and the Russell 3000 Value Index return of 12.32%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

The majority of relative underperformance was concentrated in a small number of stocks including homebuilder WCI Communities, software developer CA Inc., hospital operator Tenet Healthcare Corp. and mortgage REITs Aames Investment Corp., Fieldstone Investment Corp. and MortgageIT Holdings Inc. Strong relative performance from insurer The Hanover Insurance Group Inc., oil refiner Tesoro Corp., software developer BMC Software Inc., industrial equipment manufacturer Flowserve Corp. and IT services provider Electronic Data Systems were leading contributors to performance.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Nancy D. Celick President	George Davis Portfolio Manager	Sheldon Lieberman Portfolio Manager

Patty McKenna Portfolio Manager	James Miles Portfolio Manager	Stan Majcher Portfolio Manager

David Green Portfolio Manager	Joe Huber Portfolio Manager

The above reflects opinions of portfolio managers as of June 30, 2006. They are subject to change and any forecasts made cannot be guaranteed. Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Schedule of Investments begin on page 13. The Funds have no obligation to disclose purchases or sales in these securities.

Past performance does not guarantee future results.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectus.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, access our website at www.hwcm.com or by calling 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and All Cap Value Fund includes that of predecessor funds.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The All Cap Value Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

MARKET INDEXES

The following are definitions for indexes used in the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index, measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index, measures the performance of those Russell Midcap® companies with lower price-to-book values and lower forecasted growth values.

Russell 2000® Index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index, measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index, measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Fund Performance Data

CORE VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

	1 Year	Since 8/30/04*
Class I
Average annual total return	5.31%	15.25%
Class A
Average annual total return (with sales charge)	–0.50%	11.62%
Average annual total return (without sales charge)	5.01%	14.95%
Class C
Average annual total return (with CDSC)	3.24%	14.07%
Average annual total return (without CDSC)	4.24%	14.07%
S&P 500 Index††
Average annual total return	8.63%	10.20%
Russell 1000 Index††
Average annual total return	9.08%	11.45%
Russell 1000 Value Index††
Average annual total return	12.10%	14.75%

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	3.10%	11.11%	11.51%	11.16%
Class A
Average annual total return (with sales charge)	–2.58%	9.69%	10.72%	10.62%
Average annual total return (without sales charge)	2.82%	10.88%	11.32%	10.93%
Class C
Average annual total return (with CDSC)	1.08%	10.04%	10.43%	10.06%
Average annual total return (without CDSC)	2.08%	10.04%	10.43%	10.06%
Class R
Average annual total return	2.59%	10.67%	11.01%	10.64%
S&P 500 Index††
Average annual total return	8.63%	2.49%	8.32%	10.28%
Russell 1000 Index††
Average annual total return	9.08%	3.12%	8.56%	10.41%
Russell 1000 Value Index††
Average annual total return	12.10%	6.90%	10.85%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

	1 Year	5 Years	Since 1/02/97*
Class I
Average annual total return	8.53%	15.61%	17.51%
Class A
Average annual total return (with sales charge)	2.59%	14.12%	16.57%
Average annual total return (without sales charge)	8.27%	15.35%	17.23%
Class C
Average annual total return (with CDSC)	6.46%	14.48%	16.32%
Average annual total return (without CDSC)	7.46%	14.48%	16.32%
Class R
Average annual total return	7.99%	15.36%	17.10%
Russell Midcap Index††
Average annual total return	13.66%	9.92%	11.84%
Russell Midcap Value Index††
Average annual total return	14.26%	13.01%	13.16%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	5.13%	19.65%	15.50%	13.93%
Class A
Average annual total return (with sales charge)	–0.64%	18.16%	14.79%	13.40%
Average annual total return (without sales charge)	4.86%	19.44%	15.41%	13.69%
Class C
Average annual total return (with CDSC)	3.07%	18.48%	14.38%	12.83%
Average annual total return (without CDSC)	4.07%	18.48%	14.38%	12.83%
Russell 2000 Index††
Average annual total return	14.58%	8.50%	9.05%	11.03%
Russell 2000 Value Index††
Average annual total return	14.61%	13.09%	13.26%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

ALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

	1 Year	Since 12/31/02*
Class I
Average annual total return	–0.24%	22.67%
Class A
Average annual total return (with sales charge)	–5.72%	20.75%
Average annual total return (without sales charge)	–0.50%	22.62%
Class C
Average annual total return (with CDSC)	–2.25%	21.43%
Average annual total return (without CDSC)	–1.25%	21.43%
S&P 500 Index††
Average annual total return	8.63%	13.08%
Russell 3000 Index††
Average annual total return	9.56%	14.52%
Russell 3000 Value Index††
Average annual total return	12.32%	17.37%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

With sales charge and CDSC returns shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge or CDSC) do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies.

†† See index descriptions on page 5.

†† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (January 1, 2006 – June 30, 2006).

The table on the following page illustrates the Funds' costs in two ways:

Based on actual fund return. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% return. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Fund Expense Examples (Unaudited)

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Annualized Expense Ratio
Based on Actual Fund Returns
Core Value Fund
Class I	$1,000.00	$996.90	$4.70	0.95%
Class A	1,000.00	995.30	5.99	1.20
Class C	1,000.00	991.40	9.68	1.95
Large Cap Value Fund
Class I	1,000.00	1,000.40	5.06	0.98
Class A	1,000.00	999.10	6.29	1.22
Class C	1,000.00	995.70	9.95	1.97
Class R	1,000.00	997.90	7.53	1.49
Mid-Cap Value Fund
Class I	1,000.00	1,025.20	5.22	1.01
Class A	1,000.00	1,024.20	6.42	1.27
Class C	1,000.00	1,020.20	10.17	2.01
Class R	1,000.00	1,022.90	7.72	1.51
Small Cap Value Fund
Class I	1,000.00	983.90	5.31	1.04
Class A	1,000.00	982.70	6.49	1.30
Class C	1,000.00	978.90	10.21	2.04
All Cap Value Fund
Class I	1,000.00	973.50	4.89	0.97
Class A	1,000.00	971.90	6.11	1.22
Class C	1,000.00	968.60	9.76	1.97
Based on Hypothetical 5% Yearly Returns
Core Value Fund
Class I	1,000.00	1,020.08	4.76	0.95
Class A	1,000.00	1,018.79	6.06	1.20
Class C	1,000.00	1,015.08	9.79	1.95
Large Cap Value Fund
Class I	1,000.00	1,019.74	5.11	0.98
Class A	1,000.00	1,018.50	6.36	1.22
Class C	1,000.00	1,014.83	10.04	1.97
Class R	1,000.00	1,017.26	7.60	1.49
Mid-Cap Value Fund
Class I	1,000.00	1,019.64	5.21	1.01
Class A	1,000.00	1,018.45	6.41	1.27
Class C	1,000.00	1,014.73	10.14	2.01
Class R	1,000.00	1,017.16	7.70	1.51
Small Cap Value Fund
Class I	1,000.00	1,019.44	5.41	1.04
Class A	1,000.00	1,018.25	6.61	1.30
Class C	1,000.00	1,014.48	10.39	2.04
All Cap Value Fund
Class I	1,000.00	1,019.84	5.01	0.97
Class A	1,000.00	1,018.60	6.26	1.22
Class C	1,000.00	1,014.88	9.99	1.97

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Core Value Fund

COMMON STOCKS — 99.24%	Shares Held	Value
Aerospace & Defense — 4.30%
Lockheed Martin Corporation	581,100	$41,688,114
Northrop Grumman Corporation	202,000	12,940,120
Raytheon Company	317,700	14,159,889
		68,788,123
Auto Components — 0.89%
Magna International Inc.	197,500	14,214,075
Chemicals — 2.19%
The Mosaic Company (a)	2,244,300	35,123,295
Commercial Banks — 1.67%
Comerica, Inc.	280,700	14,593,593
KeyCorp	169,800	6,058,464
UnionBanCal Corporation	94,000	6,071,460
		26,723,517
Commercial Services & Supplies — 3.60%
Cendant Corporation	2,107,400	34,329,546
PHH Corporation (a)	1,975	54,392
Waste Management, Inc.	646,600	23,200,008
		57,583,946
Computers & Peripherals — 0.10%
Hewlett-Packard Company	52,800	1,672,704
Diversified Financial Services — 4.77%
Bank of America Corporation	458,222	22,040,478
CIT Group, Inc.	49,900	2,609,271
JPMorgan Chase & Company	1,229,600	51,643,200
		76,292,949
Electric Utilities — 3.93%
Entergy Corporation	167,000	11,815,250
FirstEnergy Corporation	40,400	2,190,084
FPL Group, Inc.	1,182,900	48,948,402
		62,953,736
Food & Staples Retailing — 2.82%
Safeway, Inc.	1,222,100	31,774,600
Wal-Mart Stores, Inc.	278,400	13,410,528
		45,185,128
Food Products — 3.71%
Kraft Foods, Inc.	563,900	17,424,510
Sara Lee Corporation	787,800	12,620,556
Unilever PLC ADR	1,304,460	29,402,528
		59,447,594
Health Care Providers & Services — 2.62%
HCA, Inc.	662,000	28,565,300
Tenet Healthcare Corporation (a)	1,911,000	13,338,780
		41,904,080

	Shares Held	Value
Hotels, Restaurants & Leisure — 2.75%
Harrah's Entertainment, Inc.	316,400	$22,521,352
McDonald's Corporation	189,800	6,377,280
Yum! Brands, Inc.	300,000	15,081,000
		43,979,632
Household Durables — 5.90%
Centex Corporation	1,275,700	64,167,710
Pulte Homes, Inc.	1,054,700	30,364,813
		94,532,523
Industrial Conglomerates — 4.17%
Tyco International Limited	2,428,300	66,778,250
Insurance — 14.60%
Assurant, Inc.	282,000	13,648,800
Conseco Inc. (a)	579,300	13,381,830
Genworth Financial Inc.	1,356,300	47,253,492
Hartford Financial Services Group, Inc.	167,200	14,145,120
MetLife, Inc.	960,800	49,202,568
Principal Financial Group, Inc.	150,800	8,392,020
Prudential Financial, Inc.	250,300	19,448,310
The St. Paul Travelers Companies, Inc.	1,227,800	54,735,324
XL Capital Ltd.	220,700	13,528,910
		233,736,374
IT Services — 6.85%
Electronic Data Systems Corporation	3,179,400	76,496,364
MasterCard, Inc. (a)	690,800	33,158,400
		109,654,764
Machinery — 2.09%
Flowserve Corporation (a)	586,700	33,383,230
Media — 0.90%
Interpublic Group of Companies, Inc. (a)	1,732,800	14,468,880
Metals & Mining — 4.23%
Alcan, Inc.	375,800	17,640,052
Alcoa, Inc.	1,549,900	50,154,764
		67,794,816
Multi Utilities — 1.99%
Public Service Enterprise Group Incorporated	481,300	31,823,556
Oil, Gas & Consumable Fuels — 0.80%
Petro-Canada	270,600	12,829,146
Paper & Forest Products — 1.58%
International Paper Company	325,000	10,497,500
Weyerhaeuser Company	237,000	14,753,250
		25,250,750
Pharmaceuticals — 1.88%
Merck & Company, Inc.	826,200	30,098,466

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Core Value Fund

	Shares Held	Value
Real Estate Management & Development — 1.21%
The St Joe Company	415,200	$19,323,408
Road & Rail — 2.94%
CSX Corporation	668,600	47,096,184
Semiconductor & Semiconductor Equipment — 0.30%
Freescale Semiconductor, Inc. (a)	166,200	4,819,800
Software — 6.69%
CA Inc.	3,758,400	77,235,120
Microsoft Corporation	1,282,600	29,884,580
		107,119,700
Specialty Retail — 2.39%
Home Depot, Inc.	1,071,000	38,331,090
Thrifts & Mortgage Finance — 4.08%
Freddie Mac	802,800	45,767,628
Washington Mutual, Inc.	428,700	19,540,146
		65,307,774
Tobacco — 2.86%
Altria Group, Inc.	623,300	45,768,919
Wireless Telecommunication Services — 0.43%
Alltel Corporation	106,600	6,804,278
Total investments — 99.24% (Cost $1,590,879,029)		1,588,790,687
Time deposit* — 1.53%		24,543,763
Liabilities in excess of other assets — (0.77%)		(12,325,885)
Net assets — 100.00%		$1,601,008,565

(a) — Non-income producing security.

ADR — American Depository Receipt.

* — Time deposit bears interest at 4.48% and matures on 7/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.6%
IT Services	6.8
Software	6.7
Household Durables	5.9
Diversified Financial Services	4.8
Aerospace & Defense	4.3
Metals & Mining	4.2
Industrial Conglomerates	4.2
Thrifts & Mortgage Finance	4.1
Electric Utilities	3.9
Food Products	3.7
Commercial Services & Supplies	3.6
Road & Rail	2.9
Tobacco	2.9
Food & Staples Retailing	2.8
Hotels, Restaurants & Leisure	2.7
Health Care Providers & Services	2.6
Specialty Retail	2.4
Chemicals	2.2
Machinery	2.1
Multi Utilities	2.0
Pharmaceuticals	1.9
Commercial Banks	1.7
Paper & Forest Products	1.6
Real Estate Management & Development	1.2
Media	0.9
Auto Components	0.9
Oil, Gas & Consumable Fuels	0.8
Wireless Telecommunication Services	0.4
Semiconductor & Semiconductor Equipment	0.3
Computers & Peripherals	0.1
Total	99.2%

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Large Cap Value Fund

COMMON STOCKS — 99.53%	Shares Held	Value
Aerospace & Defense — 4.69%
Lockheed Martin Corporation	2,239,300	$160,647,382
Raytheon Company	2,335,400	104,088,778
		264,736,160
Auto Components — 0.93%
Magna International Inc.	731,100	52,617,267
Chemicals — 2.98%
Eastman Chemical Company	3,114,000	168,156,000
Commercial Banks — 2.07%
KeyCorp	1,667,000	59,478,560
UnionBanCal Corporation	888,700	57,401,133
		116,879,693
Commercial Services & Supplies — 4.08%
Cendant Corporation	8,376,100	136,446,669
Waste Management, Inc.	2,617,000	93,897,960
		230,344,629
Diversified Financial Services — 4.43%
Bank of America Corporation	1,933,023	92,978,406
CIT Group, Inc.	90,100	4,711,329
JPMorgan Chase & Co.	3,628,300	152,388,600
		250,078,335
Electric Utilities — 6.78%
Entergy Corporation	1,298,400	91,861,800
FirstEnergy Corporation	1,280,000	69,388,800
FPL Group, Inc.	5,365,000	222,003,700
		383,254,300
Food & Staples Retailing — 0.88%
Supervalu, Inc.	26,742	820,973
Wal-Mart Stores, Inc.	1,012,200	48,757,674
		49,578,647
Food Products — 3.88%
Kraft Foods, Inc.	1,798,500	55,573,650
Sara Lee Corporation	3,004,100	48,125,682
Unilever PLC ADR	5,124,240	115,500,370
		219,199,702
Health Care Providers & Services — 2.52%
HCA, Inc.	1,382,600	59,659,190
Tenet Healthcare Corporation (a)	11,868,400	82,841,432
		142,500,622
Hotels, Restaurants & Leisure — 2.83%
Harrah's Entertainment, Inc.	1,284,950	91,462,741
Yum! Brands, Inc.	1,363,400	68,538,118
		160,000,859

	Shares Held	Value
Household Durables — 5.79%
Centex Corporation	1,236,100	$62,175,830
Lennar Corporation — B Shares	2,335,820	95,278,098
Lennar Corporation	3,829,300	169,906,041
		327,359,969
Industrial Conglomerates — 4.34%
Tyco International Limited	8,916,800	245,212,000
Insurance — 15.37%
Genworth Financial Inc.	5,399,900	188,132,516
The Hanover Insurance Group, Inc.	1,520,500	72,162,930
MetLife, Inc.	4,132,400	211,620,204
Principal Financial Group, Inc.	92,000	5,119,800
Prudential Financial, Inc.	49,600	3,853,920
The St. Paul Travelers Companies, Inc.	4,240,100	189,023,658
UnumProvident Corporation	7,380,500	133,808,465
XL Capital Ltd.	1,059,500	64,947,350
		868,668,843
IT Services — 4.92%
Electronic Data Systems Corporation	11,556,600	278,051,796
Machinery — 1.80%
SPX Corporation	1,814,100	101,498,895
Metals & Mining — 3.23%
Alcoa, Inc.	5,643,748	182,631,685
Multi Utilities — 1.98%
Alliant Energy Corporation	5,200	178,360
Public Service Enterprise Group Incorporated	1,692,700	111,921,324
		112,099,684
Oil, Gas & Consumable Fuels — 1.38%
Ashland, Inc.	263,900	17,602,130
Tesoro Corporation	810,800	60,291,088
		77,893,218
Paper & Forest Products — 1.05%
Weyerhaeuser Company	951,600	59,237,100
Real Estate Investment Trusts — 3.46%
Apartment Investment & Management Company	1,169,900	50,832,155
New Century Financial Corporation	1,975,800	90,392,850
Plum Creek Timber Company	1,534,700	54,481,850
		195,706,855
Road & Rail — 0.02%
Union Pacific Corporation	11,600	1,078,336

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Large Cap Value Fund

	Shares Held	Value
Software — 9.70%
BMC Software, Inc. (a)	6,649,200	$158,915,880
CA Inc.	13,327,900	273,888,345
Microsoft Corporation	4,956,100	115,477,130
		548,281,355
Specialty Retail — 2.42%
Home Depot, Inc.	3,814,800	136,531,692
Textiles, Apparel & Luxury Goods — 1.45%
Jones Apparel Group, Inc.	2,571,400	81,744,806
Thrifts & Mortgage Finance — 4.17%
Freddie Mac	3,147,500	179,438,975
Washington Mutual, Inc.	1,235,700	56,323,206
		235,762,181
Tobacco — 2.38%
Altria Group, Inc.	1,832,200	134,538,446
Total investments — 99.53% (Cost $5,444,475,014)		5,623,643,075
Time deposit* — 0.86%		48,303,359
Liabilities in excess of other assets — (0.39%)		(21,879,328)
Net assets — 100.00%		$5,650,067,106

(a) — Non-income producing security.

ADR — American Depository Receipt.

* — Time deposit bears interest at 4.48% and matures on 7/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	15.4%
Software	9.7
Electric Utilities	6.8
Household Durables	5.8
IT Services	4.9
Aerospace & Defense	4.7
Diversified Financial Services	4.4
Industrial Conglomerates	4.3
Thrifts & Mortgage Finance	4.2
Commercial Services & Supplies	4.1
Food Products	3.9
Real Estate Investment Trusts	3.5
Metals & Mining	3.2
Chemicals	3.0
Hotels, Restaurants & Leisure	2.8
Health Care Providers & Services	2.5
Specialty Retail	2.4
Tobacco	2.4
Commercial Banks	2.1
Multi Utilities	2.0
Machinery	1.8
Textiles, Apparel & Luxury Goods	1.4
Oil, Gas & Consumable Fuels	1.4
Paper & Forest Products	1.0
Auto Components	0.9
Food & Staples Retailing	0.9
Road & Rail	0.0
Total	99.5%

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Mid-Cap Value Fund

COMMON STOCKS — 97.74%	Shares Held	Value
Auto Components — 1.02%
Magna International Inc.	600,700	$43,232,379
Chemicals — 9.90%
Agrium, Inc.	4,560,800	105,901,776
Eastman Chemical Company	2,351,000	126,954,000
FMC Corporation	507,400	32,671,486
Lubrizol Corporation	1,453,900	57,937,915
The Mosaic Company (a)	6,084,700	95,225,555
		418,690,732
Commercial Banks — 2.75%
Comerica, Inc.	805,200	41,862,348
KeyCorp	1,191,050	42,496,664
UnionBanCal Corporation	497,800	32,152,902
		116,511,914
Commercial Services & Supplies — 2.42%
IKON Office Solutions, Inc.	8,136,400	102,518,640
Electric Utilities — 3.78%
Entergy Corporation	647,800	45,831,850
FPL Group, Inc.	2,760,200	114,217,076
		160,048,926
Food & Staples Retailing — 3.87%
BJ's Wholesale Club, Inc. (a)	2,671,500	75,737,025
Safeway, Inc.	3,386,500	88,049,000
		163,786,025
Gas Utilities — 1.12%
Southern Union Company	1,744,091	47,195,109
Health Care Providers & Services — 1.14%
Tenet Healthcare Corporation (a)	6,889,300	48,087,314
Hotels, Restaurants & Leisure — 2.83%
Harrah's Entertainment, Inc.	968,500	68,937,830
Yum! Brands, Inc.	1,011,500	50,848,105
		119,785,935
Household Durables — 6.76%
Centex Corporation	3,030,300	152,424,090
Furniture Brands International, Inc.	1,255,600	26,166,704
Pulte Homes, Inc.	3,735,800	107,553,682
		286,144,476
Insurance — 15.00%
Assurant, Inc.	1,504,500	72,817,800
CNA Financial Corporation (a)	1,605,324	52,911,479
Conseco Inc. (a)	3,994,600	92,275,260
Genworth Financial Inc.	4,094,600	142,655,864
The Hanover Insurance Group, Inc.	1,379,400	65,466,324

	Shares Held	Value
Lincoln National Corporation	715,800	$40,399,752
UnumProvident Corporation	7,045,900	127,742,167
XL Capital Ltd.	659,500	40,427,350
		634,695,996
IT Services — 7.79%
BearingPoint, Inc. (a)	4,124,300	34,520,391
Electronic Data Systems Corporation	8,511,800	204,793,908
MasterCard, Inc. (a)	1,880,400	90,259,200
		329,573,499
Machinery — 7.00%
Flowserve Corporation (a)	3,843,900	218,717,910
SPX Corporation	1,384,300	77,451,585
		296,169,495
Marine — 0.67%
Alexander & Baldwin, Inc.	644,400	28,527,588
Media — 5.41%
Dow Jones & Company, Inc.	3,661,300	128,182,113
R.H. Donnelley Corporation (a)	790,566	42,745,904
Valassis Communications, Inc. (a)	2,456,500	57,948,835
		228,876,852
Oil, Gas & Consumable Fuels — 1.64%
Ashland, Inc.	90,300	6,023,010
Tesoro Corporation	849,500	63,168,820
		69,191,830
Real Estate Investment Trusts — 2.47%
American Home Mortgage Investment Corporation	1,940,300	71,519,458
Saxon Capital, Inc.	2,875,900	32,900,296
		104,419,754
Real Estate Management & Development — 6.44%
MI Developments, Inc.	3,008,300	102,011,453
The St. Joe Company	3,657,900	170,238,666
		272,250,119
Road & Rail — 0.20%
CSX Corporation	117,700	8,290,788
Software — 10.11%
BMC Software, Inc. (a)	8,244,200	197,036,380
CA Inc.	9,894,700	203,336,085
Mercury Interactive Corporation (a)	169,300	5,920,421
Novell, Inc. (a)	3,258,900	21,606,507
		427,899,393
Specialty Retail — 3.16%
Foot Locker, Inc.	3,938,600	96,456,314
Rent-A-Center, Inc. (a)	1,505,500	37,426,730
		133,883,044

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Mid-Cap Value Fund

	Shares Held	Value
Textiles, Apparel & Luxury Goods — 2.26%
Jones Apparel Group, Inc.	3,013,700	$95,805,523
Total investments — 97.74% (Cost $3,734,833,394)		4,135,585,331
Time deposit* — 1.73%		73,173,159
Other assets in excess of liabilities — 0.53%		22,521,686
Net assets — 100.00%		$4,231,280,176

(a) — Non-income producing security.

* — Time deposit bears interest at 4.48% and matures on 7/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	15.0%
Software	10.1
Chemicals	9.9
IT Services	7.8
Machinery	7.0
Household Durables	6.8
Real Estate Management & Development	6.4
Media	5.4
Food & Staples Retailing	3.9
Electric Utilities	3.8
Specialty Retail	3.2
Hotels, Restaurants & Leisure	2.8
Commercial Banks	2.7
Real Estate Investment Trusts	2.5
Commercial Services & Supplies	2.4
Textiles, Apparel & Luxury Goods	2.3
Oil, Gas & Consumable Fuels	1.6
Health Care Providers & Services	1.1
Gas Utilities	1.1
Auto Components	1.0
Marine	0.7
Road & Rail	0.2
Total	97.7%

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Small Cap Value Fund

COMMON STOCKS — 99.21%	Shares Held	Value
Aerospace & Defense — 1.04%
EDO Corp.	324,800	$7,905,632
Chemicals — 9.27%
Agrium, Inc.	725,600	16,848,432
CF Industries Holdings, Inc.	1,899,000	27,079,740
Lubrizol Corporation	220,500	8,786,925
Pioneer Companies, Inc. (a)	557,100	15,197,688
Tronox Incorporated	189,900	2,464,902
		70,377,687
Commercial Services & Supplies — 12.87%
Bowne & Company, Inc.	1,351,700	19,329,310
IKON Office Solutions, Inc.	1,538,700	19,387,620
Kelly Services, Inc.	1,040,300	28,264,951
PHH Corporation (a)	790,500	21,770,370
Spherion Corporation (a)	976,600	8,906,592
		97,658,843
Electric Utilities — 1.49%
Great Plains Energy, Inc.	404,800	11,277,728
Food & Staples Retailing — 3.17%
BJ's Wholesale Club, Inc. (a)	548,300	15,544,305
Pathmark Stores, Inc. (a)	904,200	8,508,522
		24,052,827
Gas Utilities — 1.27%
Southern Union Company	355,662	9,624,214
Hotels, Restaurants & Leisure — 6.86%
Jameson Inns, Inc. (a)	2,921,017	8,529,370
Lodgian, Inc. (a)	1,691,009	24,096,878
Magna Entertainment Corp. (a)	2,116,300	11,131,738
Sunterra Corporation (a)	809,400	8,288,256
		52,046,242
Household Durables — 9.77%
Beazer Homes USA, Inc.	268,400	12,311,508
Brookfield Homes Corporation	75,964	2,503,014
Comstock Homebuilding Cos, Inc. (a)	385,000	2,437,050
Furniture Brands International, Inc.	495,700	10,330,388
MDC Holdings, Inc.	221,500	11,502,495
WCI Communities, Inc. (a)	1,741,100	35,065,754
		74,150,209
Insurance — 8.30%
Conseco Inc. (a)	318,900	7,366,590
The Hanover Insurance Group, Inc.	631,100	29,952,006
KMG America Corporation (a)	808,900	7,174,943

	Shares Held	Value
PMA Capital Corp. (a)	405,700	$4,178,710
United America Indemnity, Ltd (a)	685,628	14,288,487
		62,960,736
IT Services — 1.28%
BearingPoint, Inc. (a)	1,156,800	9,682,416
Machinery — 5.72%
Flowserve Corporation (a)	763,400	43,437,460
Marine — 2.08%
Alexander & Baldwin, Inc.	356,900	15,799,963
Media — 7.65%
Live Nation Inc. (a)	433,000	8,815,880
R.H. Donnelley Corporation (a)	122,200	6,607,354
Valassis Communications, Inc. (a)	906,200	21,377,258
Westwood One, Inc.	2,830,300	21,227,250
		58,027,742
Metals & Mining — 0.53%
Algoma Steel, Inc. (a)	126,400	4,014,464
Oil, Gas & Consumable Fuels — 8.28%
Alpha Natural Resources, Inc. (a)	739,800	14,514,876
Foundation Coal Holdings, Inc.	608,400	28,552,212
Overseas Shipholding Group	334,400	19,779,760
		62,846,848
Real Estate Investment Trusts — 6.20%
Aames Investment Corporation	1,436,300	7,167,137
Capital Lease Funding, Inc.	875,900	9,994,019
Eagle Hospitality Properties Trust Inc.	563,100	5,422,653
Fieldstone Investment Corporation	371,600	3,403,856
Fieldstone Investment Corporation 144A (r)	556,700	5,099,372
Government Properties Trust, Inc.	66,700	632,983
Lexington Corporate Properties Trust	499,700	10,793,520
MortgageIT Holdings, Inc.	379,500	4,576,770
		47,090,310
Real Estate Management & Development — 5.84%
MI Developments, Inc.	1,054,400	35,754,704
The St. Joe Company	102,200	4,756,388
Thomas Properties Group, Inc.	322,600	3,793,776
		44,304,868
Software — 1.78%
Agile Software Corporation (a)	509,200	3,228,328
Mercury Interactive Corporation (a)	60,900	2,129,673
Novell, Inc. (a)	1,229,300	8,150,259
		13,508,260

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley Small Cap Value Fund

	Shares Held	Value
Specialty Retail — 1.70%
Eddie Bauer Holdings, Inc. (a)	490,400	$5,639,600
Rent-A-Center, Inc. (a)	290,700	7,226,802
		12,866,402
Textiles, Apparel & Luxury Goods — 4.11%
The Warnaco Group Inc. (a)	1,671,200	31,218,016
Total investments — 99.21% (Cost $661,130,825)		752,850,867
Time deposit* — 1.24%		9,441,312
Liabilities in excess of other assets — (0.45%)		(3,441,590)
Net assets — 100.00%		$758,850,589

(a) — Non-income producing security.

(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.

* — Time deposit bears interest at 4.48% and matures on 7/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Commercial Services & Supplies	12.9%
Household Durables	9.8
Chemicals	9.3
Insurance	8.3
Oil, Gas & Consumable Fuels	8.3
Media	7.6
Hotels, Restaurants & Leisure	6.8
Real Estate Investment Trusts	6.2
Real Estate Management & Development	5.8
Machinery	5.7
Textiles, Apparel & Luxury Goods	4.1
Food & Staples Retailing	3.2
Marine	2.1
Software	1.8
Specialty Retail	1.7
Electric Utilities	1.5
IT Services	1.3
Gas Utilities	1.3
Aerospace & Defense	1.0
Metals & Mining	0.5
Total	99.2%

See Notes to the Financial Statements

Schedule of Investments — June 30, 2006

Hotchkis and Wiley All Cap Value Fund

COMMON STOCKS — 98.89%	Shares Held	Value
Aerospace & Defense — 2.03%
Lockheed Martin Corporation	60,100	$4,311,574
Chemicals — 1.98%
Eastman Chemical Company	77,800	4,201,200
Commercial Services & Supplies — 3.12%
IKON Office Solutions, Inc.	525,500	6,621,300
Health Care Providers & Services — 2.08%
Tenet Healthcare Corporation (a)	634,100	4,426,018
Household Durables — 15.46%
WCI Communities, Inc. (a)	1,630,600	32,840,284
Insurance — 12.97%
Hanover Insurance Group, Inc.	142,500	6,763,050
The St. Paul Travelers Companies, Inc.	140,000	6,241,200
UnumProvident Corporation	562,200	10,192,686
XL Capital Ltd.	70,900	4,346,170
		27,543,106
IT Services — 12.25%
Electronic Data Systems Corporation	902,000	21,702,120
MasterCard, Inc. (a)	89,800	4,310,400
		26,012,520
Machinery — 12.11%
Flowserve Corporation (a)	274,400	15,613,360
Miller Industries, Inc. (a)	488,198	10,105,699
		25,719,059
Real Estate Investment Trusts — 12.89%
Capital Lease Funding, Inc.	913,900	10,427,599
Fieldstone Investment Corporation	198,700	1,820,092
Fieldstone Investment Corporation 144A (r)	216,900	1,986,804
Government Properties Trust, Inc.	926,100	8,788,689
MortgageIT Holdings, Inc.	361,200	4,356,072
		27,379,256
Real Estate Management & Development — 4.84%
MI Developments, Inc.	303,500	10,291,685

	Shares Held	Value
Software — 19.16%
BMC Software, Inc. (a)	417,500	$9,978,250
CA Inc.	1,494,500	30,711,975
		40,690,225
Total investments — 98.89% (Cost $205,115,185)		210,036,227
Time deposit* — 1.02%		2,171,728
Other assets in excess of liabilities — 0.09%		193,735
Net assets — 100.00%		$212,401,690

(a) — Non-income producing security.

(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.

* — Time deposit bears interest at 4.48% and matures on 7/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Software	19.2%
Household Durables	15.5
Insurance	13.0
Real Estate Investment Trusts	12.9
IT Services	12.2
Machinery	12.1
Real Estate Management & Development	4.8
Commercial Services & Supplies	3.1
Health Care Providers & Services	2.1
Aerospace & Defense	2.0
Chemicals	2.0
Total	98.9%

See Notes to the Financial Statements

Statements of Assets & Liabilities

JUNE 30, 2006

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Assets:
Investments, at value*	$1,588,790,687	$5,623,643,075	$4,135,585,331	$752,850,867	$210,036,227
Time deposit	24,543,763	48,303,359	73,173,159	9,441,312	2,171,728
Dividends and interest receivable	1,888,584	9,411,479	4,397,748	1,192,811	620,589
Receivable for investments sold	1,035,417	17,494,079	19,358,039	—	11,408,317
Receivable for Fund shares sold	3,841,209	19,848,480	28,672,192	1,341,049	20,535
Other assets	58,062	100,956	65,861	38,897	24,761
Total assets	$1,620,157,722	$5,718,801,428	$4,261,252,330	$764,864,936	$224,282,157
Liabilities:
Payable for investments purchased	$16,618,462	$54,729,017	$13,803,617	$3,805,635	$10,651,611
Payable for Fund shares repurchased	1,001,768	8,903,422	13,198,793	1,595,543	964,769
Accrued expenses and other liabilities	1,528,927	5,101,883	2,969,744	613,169	264,087
Total liabilities	19,149,157	68,734,322	29,972,154	6,014,347	11,880,467
Net assets	$1,601,008,565	$5,650,067,106	$4,231,280,176	$758,850,589	$212,401,690
Net Assets consist of:
Paid in capital	$1,593,694,120	$5,306,335,039	$3,505,811,675	$602,795,425	$196,559,150
Undistributed net investment income	5,169,534	27,685,178	—	—	—
Undistributed net realized gain on securities	4,233,234	136,878,828	324,716,564	64,335,122	10,921,498
Net unrealized appreciation (depreciation) of securities	(2,088,323)	179,168,061	400,751,937	91,720,042	4,921,042
Net assets	$1,601,008,565	$5,650,067,106	$4,231,280,176	$758,850,589	$212,401,690
Calculation of Net Asset Value Per Share — Class A
Net assets	$673,032,258	$2,959,443,570	$1,088,853,674	$184,473,122	$92,688,967
Shares outstanding (unlimited shares $0.001 par value authorized)	52,575,530	126,885,854	37,849,983	3,819,311	4,776,903
Net asset value per share	$12.80	$23.32	$28.77	$48.30	$19.40
Public Offering Price Per Share — Class A
($12.80 divided by 0.9475, $23.32 divided by 0.9475, $28.77 divided by 0.9475, $48.30 divided by 0.9475, $19.40 divided by 0.9475)	$13.51	$24.61	$30.36	$50.98	$20.47
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$162,884,792	$488,479,586	$246,241,917	$20,717,337	$59,822,049
Shares outstanding (unlimited shares $0.001 par value authorized)	12,864,139	21,274,947	8,848,713	452,014	3,148,070
Net asset value per share	$12.66	$22.96	$27.83	$45.83	$19.00
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$82,769,530	$22,500,761
Shares outstanding (unlimited shares $0.001 par value authorized)		3,526,051	774,671
Net asset value per share		$23.47	$29.05
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$765,091,515	$2,119,374,420	$2,873,683,824	$553,660,130	$59,890,674
Shares outstanding (unlimited shares $0.001 par value authorized)	59,561,265	90,482,589	99,404,318	11,503,223	3,092,910
Net asset value per share	$12.85	$23.42	$28.91	$48.13	$19.36
*Cost of investments	$1,590,879,029	$5,444,475,014	$3,734,833,394	$661,130,825	$205,115,185

See Notes to the Financial Statements

Statements of Operations

FOR THE YEAR ENDED JUNE 30, 2006

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Investment income:
Income*
Dividends	$17,514,505	$121,214,248	$54,956,801	$10,980,889	$4,828,032
Interest	883,813	4,474,964	3,425,966	650,945	229,188
Total income	18,398,318	125,689,212	58,382,767	11,631,834	5,057,220
Expenses:
Advisory fees	6,806,720	39,634,791	30,973,724	6,239,839	1,873,979
Professional fees and expenses	45,905	143,013	130,718	58,442	38,971
Custodian fees and expenses	63,074	191,124	156,585	46,807	23,519
Transfer agent fees and expenses	1,220,037	8,244,509	7,917,203	1,758,424	246,764
Accounting fees and expenses	163,540	775,997	621,986	149,224	75,312
Administration fees	266,216	1,478,927	1,125,242	229,624	71,166
Trustees' fees and expenses	17,077	89,045	73,650	14,736	4,159
Reports to shareholders	83,753	449,577	387,515	64,280	25,162
Registration fees	253,773	358,332	173,094	71,769	56,829
Distribution and service fees — Class A	1,108,419	7,200,502	2,817,906	587,705	294,947
Distribution and service fees — Class B (Note 1)	—	12,123	68,535	18,087	—
Distribution and service fees — Class C	1,099,707	5,270,092	2,591,039	259,328	696,235
Distribution and service fees — Class R	—	283,680	109,094	—	—
Other expenses	12,258	137,110	136,647	31,734	8,989
Total expenses	11,140,479	64,268,822	47,282,938	9,529,999	3,416,032
Less, expense waiver	(310,185)	—	—	—	—
Net expenses	10,830,294	64,268,822	47,282,938	9,529,999	3,416,032
Net investment income	7,568,024	61,420,390	11,099,829	2,101,835	1,641,188
Realized and Unrealized Gain (Loss) on Securities:
Net realized gains on securities	6,178,421	209,552,427	468,850,335	90,186,330	15,321,556
Net change in unrealized appreciation (depreciation) of securities	(9,275,353)	(145,033,959)	(165,629,089)	(49,998,423)	(17,963,545)
Net gains (losses) on securities	(3,096,932)	64,518,468	303,221,246	40,187,907	(2,641,989)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,471,092	$125,938,858	$314,321,075	$42,289,742	$(1,000,801)
*Net of Foreign Taxes Withheld	$61,128	$125,018	$497,535	$250,618	$26,289

See Notes to the Financial Statements

Statements of Changes in Net Assets

	Core Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Year ended June 30, 2006	Period August 30, 2004^ through June 30, 2005	Year ended June 30, 2006	Year ended June 30, 2005	Year ended June 30, 2006	Year ended June 30, 2005
						(Restated – See Note 5)
Operations:
Net investment income (loss)	$7,568,024	$258,561	$61,420,390	$18,521,757	$11,099,829	$5,521,703
Net realized gain on securities	6,178,421	249,144	209,552,427	44,470,932	468,850,335	175,224,490
Net change in unrealized appreciation (depreciation) of securities	(9,275,353)	7,187,030	(145,033,959)	259,156,977	(165,629,089)	344,273,511
Net increase (decrease) in net assets resulting from operations	4,471,092	7,694,735	125,938,858	322,149,666	314,321,075	525,019,704
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(1,037,205)	(91,190)	(16,473,329)	(2,424,819)	(11,288,321)	(4,026,703)
Class A	(1,400,556)	(6,424)	(23,400,290)	(3,522,648)	(1,632,743)	(1,103,303)
Class C	(115,666)	(6,010)	(1,412,914)	(187,110)	—	(32,300)
Class R	—	—	(318,175)	(28,035)	(8,976)	—
Realized gain on securities — net:
Class I	(729,022)	—	(39,507,405)	(1,757,813)	(171,445,705)	(47,234,415)
Class A	(1,171,110)	—	(65,331,581)	(3,240,290)	(70,993,730)	(31,272,383)
Class B (Note 1)	—	—	—	(25,500)	—	(1,468,504)
Class C	(294,199)	—	(12,121,667)	(646,401)	(17,026,991)	(7,463,100)
Class R	—	—	(1,145,626)	(23,219)	(1,364,768)	(377,076)
Net decrease in net assets resulting from dividends and distributions to shareholders	(4,747,758)	(103,624)	(159,710,987)	(11,855,835)	(273,761,234)	(92,977,784)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	1,527,532,445	66,161,675	1,466,755,557	3,307,239,893	550,589,095	1,296,688,199
Net Assets:
Total increase (decrease) in net assets	1,527,255,779	73,752,786	1,432,983,428	3,617,533,724	591,148,936	1,728,730,119
Beginning of year	73,752,786	—	4,217,083,678	599,549,954	3,640,131,240	1,911,401,121
End of year	$1,601,008,565	$73,752,786	$5,650,067,106	$4,217,083,678	$4,231,280,176	$3,640,131,240
Undistributed net investment income	$5,169,534	$154,937	$27,685,178	$12,742,196	—	$4,098,614

	Small Cap Value Fund		All Cap Value Fund
	Year ended June 30, 2006	Year ended June 30, 2005	Year ended June 30, 2006	Year ended June 30, 2005
		(Restated – See Note 5)		(Restated – See Note 5)
Operations:
Net investment income (loss)	$2,101,835	$(1,972,163)	$1,641,188	$601,010
Net realized gain on securities	90,186,330	101,952,392	15,321,556	4,797,099
Net change in unrealized appreciation (depreciation) of securities	(49,998,423)	20,956,835	(17,963,545)	18,834,404
Net increase (decrease) in net assets resulting from operations	42,289,742	120,937,064	(1,000,801)	24,232,513
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(1,468,525)	—	(806,755)	(52,268)
Class A	(327,127)	—	(1,354,857)	(41,286)
Class C	—	—	(355,291)	—
Class R	—	—	—	—
Realized gain on securities — net:
Class I	(71,794,813)	(55,173,507)	(2,032,151)	(101,981)
Class A	(30,513,282)	(30,404,861)	(4,046,817)	(166,985)
Class B (Note 1)	—	(1,688,489)	—	—
Class C	(3,479,173)	(3,638,230)	(2,377,250)	(99,543)
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(107,582,920)	(90,905,087)	(10,973,121)	(462,063)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	33,787,990	181,126,866	(9,564,826)	131,315,951
Net Assets:
Total increase (decrease) in net assets	(31,505,188)	211,158,843	(21,538,748)	155,086,401
Beginning of year	790,355,777	579,196,934	233,940,438	78,854,037
End of year	$758,850,589	$790,355,777	$212,401,690	$233,940,438
Undistributed net investment income	—	—	—	$593,599

^ Commencement of operations.

See Notes to the Financial Statements

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Core Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Year ended 6/30/2006	$12.28	$0.14	$0.51	$0.65	$(0.05)	$(0.03)	$(0.08)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)
Class A
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)
Class C
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Core Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Year ended 6/30/2006	$12.85	5.31%	$765,092	0.95%		0.99%		1.08%
Period from 8/30/2004[1] to 6/30/2005	12.28	23.16	36,586	0.95	[4]	1.30	[4]	0.96	[4]
Class A
Year ended 6/30/2006	12.80	5.01	673,032	1.20		1.23		0.82
Period from 8/30/2004[1] to 6/30/2005	12.26	22.93	21,684	1.20	[4]	1.50	[4]	0.73	[4]
Class C
Year ended 6/30/2006	12.66	4.24	162,885	1.95		1.98		0.06
Period from 8/30/2004[1] to 6/30/2005	12.19	22.10	15,483	1.95	[4]	2.26	[4]	(0.02)[4]

	Year ended June 30, 2006	Period August 30, 2004[1] through June 30, 2005
Portfolio turnover rate	13%	13%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Year ended 6/30/2006	$23.47	$0.33	$0.40	$0.73	$(0.25)	$(0.53)	$(0.78)
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)
Year ended 6/30/2004	15.26	0.10	4.92	5.02	(0.12)	(0.07)	(0.19)
Year ended 6/30/2003	15.99	0.17	0.36	0.53	(0.16)	(1.10)	(1.26)
Year ended 6/30/2002	16.82	0.22	(0.32)	(0.10)	(0.15)	(0.58)	(0.73)
Class A
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)
Year ended 6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)
Year ended 6/30/2003	15.98	0.16	0.35	0.51	(0.14)	(1.10)	(1.24)
Period from 10/26/2001[1] to 6/30/2002	15.57	0.13	0.87	1.00	(0.09)	(0.50)	(0.59)
Class C
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)
Year ended 6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)
Year ended 6/30/2003	15.92	(0.16)	0.56	0.40	(0.07)	(1.10)	(1.17)
Period from 2/4/2002[1] to 6/30/2002	15.60	0.03	0.29	0.32	—	—	—
Class R
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)
Period from 8/30/2003[1] to 6/30/2004	16.26	0.02	3.97	3.99	—	—	—

				Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Year ended 6/30/2006	$23.42	3.10%	$2,119,374	0.98%		0.98%		1.40%
Year ended 6/30/2005	23.47	17.95	1,235,903	0.99		0.99		1.22
Year ended 6/30/2004	20.09	33.20	200,719	1.03		1.06		0.85
Year ended 6/30/2003	15.26	4.95	44,077	1.05		1.34		1.32
Year ended 6/30/2002	15.99	(0.38)	39,215	1.00		1.50		1.30
Class A
Year ended 6/30/2006	23.32	2.82	2,959,444	1.22		1.22		1.15
Year ended 6/30/2005	23.39	17.68	2,440,384	1.24		1.24		0.96
Year ended 6/30/2004	20.04	32.78	311,596	1.28		1.31		0.60
Year ended 6/30/2003	15.25	4.79	28,704	1.30		1.59		1.07
Period from 10/26/2001[1] to 6/30/2002	15.98	6.51	6,546	1.25	[4]	1.75	[4]	1.05	[4]
Class C
Year ended 6/30/2006	22.96	2.08	488,480	1.97		1.97		0.40
Year ended 6/30/2005	23.07	16.80	506,674	1.99		1.99		0.22
Year ended 6/30/2004	19.84	31.83	78,986	2.03		2.06		(0.14)
Year ended 6/30/2003	15.15	4.05	2,408	2.05		2.34		0.32
Period from 2/4/2002[1] to 6/30/2002	15.92	2.05	1,092	2.00	[4]	2.50	[4]	0.30	[4]
Class R
Year ended 6/30/2006	23.47	2.59	82,770	1.49		1.49		0.92
Year ended 6/30/2005	23.56	17.35	25,933	1.49		1.49		0.77
Period from 8/30/2003[1] to 6/30/2004	20.25	24.54	1,665	1.71	[4]	1.74	[4]	0.53	[4]

	Year Ended June 30,
	2006	2005	2004	2003	2002
Portfolio turnover rate	27%	14%	5%	35%	96%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. Prior to 7/1/2004, the Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations					Dividends and distributions
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income[2]		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Year ended 6/30/2006	$28.55	$0.12		$2.27		$2.39	$(0.13)	$(1.90)	$(2.03)
Year ended 6/30/2005	24.53	0.10	[5]	4.83	[5]	4.93	(0.07)	(0.84)	(0.91)
Year ended 6/30/2004	17.64	0.11	[5]	7.19	[5]	7.30	(0.08)	(0.33)	(0.41)
Year ended 6/30/2003	17.01	0.13	[5]	0.89	[5]	1.02	(0.05)	(0.34)	(0.39)
Year ended 6/30/2002	17.14	0.13	[5]	0.66	[5]	0.79	(0.15)	(0.77)	(0.92)
Class A
Year ended 6/30/2006	28.41	0.05		2.25		2.30	(0.04)	(1.90)	(1.94)
Year ended 6/30/2005	24.43	0.04	[5]	4.81	[5]	4.85	(0.03)	(0.84)	(0.87)
Year ended 6/30/2004	17.61	0.06	[5]	7.15	[5]	7.21	(0.06)	(0.33)	(0.39)
Year ended 6/30/2003	16.99	0.09	[5]	0.90	[5]	0.99	(0.03)	(0.34)	(0.37)
Year ended 6/30/2002	17.12	0.07	[5]	0.70	[5]	0.77	(0.13)	(0.77)	(0.90)
Class C
Year ended 6/30/2006	27.70	(0.17)		2.20		2.03	—	(1.90)	(1.90)
Year ended 6/30/2005	23.99	(0.15)[5]		4.70	[5]	4.55	—	(0.84)	(0.84)
Year ended 6/30/2004	17.38	(0.11)[5]		7.05	[5]	6.94	—	(0.33)	(0.33)
Year ended 6/30/2003	16.87	(0.02)[5]		0.87	[5]	0.85	—	(0.34)	(0.34)
Year ended 6/30/2002	17.07	(0.03)[5]		0.67	[5]	0.64	(0.07)	(0.77)	(0.84)
Class R
Year ended 6/30/2006	28.71	(0.03)		2.28		2.25	(0.01)	(1.90)	(1.91)
Year ended 6/30/2005	24.78	(0.05)[5]		4.89	[5]	4.84	(0.07)	(0.84)	(0.91)
Period from 8/30/2003[1] to 6/30/2004	19.33	0.02	[5]	5.84	[5]	5.86	(0.08)	(0.33)	(0.41)

				Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Year ended 6/30/2006	$28.91	8.53%	$2,873,684	1.01%		1.01%		0.40%
Year ended 6/30/2005	28.55	20.41	2,244,061	1.03		1.03		0.36	[5]
Year ended 6/30/2004	24.53	41.67	908,242	1.03		1.03		0.50	[5]
Year ended 6/30/2003	17.64	6.46	162,404	1.15		1.22		0.84	[5]
Year ended 6/30/2002	17.01	4.77	63,741	1.15		1.40		0.89	[5]
Class A
Year ended 6/30/2006	28.77	8.27	1,088,854	1.27		1.27		0.16
Year ended 6/30/2005	28.41	20.13	1,075,253	1.28		1.28		0.16	[5]
Year ended 6/30/2004	24.43	41.21	755,749	1.28		1.28		0.25	[5]
Year ended 6/30/2003	17.61	6.26	60,159	1.40		1.47		0.60	[5]
Year ended 6/30/2002	16.99	4.64	18,790	1.40		1.65		0.60	[5]
Class C
Year ended 6/30/2006	27.83	7.46	246,242	2.01		2.01		(0.58)
Year ended 6/30/2005	27.70	19.23	252,381	2.03		2.03		(0.58)[5]
Year ended 6/30/2004	23.99	40.19	201,360	2.04		2.04		(0.50)[5]
Year ended 6/30/2003	17.38	5.40	15,209	2.15		2.22		(0.15)[5]
Year ended 6/30/2002	16.87	3.85	9,084	2.15		2.40		(0.13)[5]
Class R
Year ended 6/30/2006	29.05	7.99	22,501	1.51		1.51		(0.10)
Year ended 6/30/2005	28.71	19.83	20,038	1.53		1.53		(0.18)[5]
Period from 8/30/2003[1] to 6/30/2004	24.78	30.58	4,032	1.72	[4]	1.72	[4]	0.10	[4,5]

	Year Ended June 30,
	2006	2005	2004	2003	2002
Portfolio turnover rate	55%	27%	25%	56%	82%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during each period.

3  Total returns exclude the effects of sales charges. Prior to 7/1/2003, the Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

5  As restated. See Note 5 to the Financial Statements.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations				Dividends and distributions
Small Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Year ended 6/30/2006	$52.52	$0.18	$2.57		$2.75	$(0.14)	$(7.00)	$(7.14)
Year ended 6/30/2005	50.54	(0.08)[5]	9.36	[5]	9.28	—	(7.30)	(7.30)
Year ended 6/30/2004	34.55	(0.06)[5]	16.90	[5]	16.84	(0.02)	(0.83)	(0.85)
Year ended 6/30/2003	31.83	0.05 [5]	2.72	[5]	2.77	(0.05)	—	(0.05)
Year ended 6/30/2002	26.63	0.10 [5]	5.30	[5]	5.40	(0.20)	—	(0.20)
Class A
Year ended 6/30/2006	52.74	0.06	2.58		2.64	(0.08)	(7.00)	(7.08)
Year ended 6/30/2005	50.84	(0.20)[5]	9.40	[5]	9.20	—	(7.30)	(7.30)
Year ended 6/30/2004	34.81	(0.17)[5]	17.03	[5]	16.86	—	(0.83)	(0.83)
Year ended 6/30/2003	32.12	(0.02)[5]	2.76	[5]	2.74	(0.05)	—	(0.05)
Year ended 6/30/2002	26.86	(0.04)[5]	5.50	[5]	5.46	(0.20)	—	(0.20)
Class C
Year ended 6/30/2006	50.67	(0.32)	2.48		2.16	—	(7.00)	(7.00)
Year ended 6/30/2005	49.45	(0.56)[5]	9.08	[5]	8.52	—	(7.30)	(7.30)
Year ended 6/30/2004	34.13	(0.50)[5]	16.65	[5]	16.15	—	(0.83)	(0.83)
Year ended 6/30/2003	31.71	(0.24)[5]	2.68	[5]	2.44	(0.02)	—	(0.02)
Period from 2/4/2002[1] to 6/30/2002	28.84	(0.26)[5]	3.13	[5]	2.87	—	—	—

				Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Year ended 6/30/2006	$48.13	5.13%	$553,660	1.04%		1.04%		0.35%
Year ended 6/30/2005	52.52	19.49	518,365	1.06		1.06		(0.16)[5]
Year ended 6/30/2004	50.54	49.06	324,984	1.14		1.14		(0.12)[5]
Year ended 6/30/2003	34.55	8.72	136,680	1.22		1.25		0.18 [5]
Year ended 6/30/2002	31.83	20.45	97,458	1.24		1.32		0.35 [5]
Class A
Year ended 6/30/2006	48.30	4.86	184,473	1.30		1.30		0.12
Year ended 6/30/2005	52.74	19.20	232,453	1.31		1.31		(0.40)[5]
Year ended 6/30/2004	50.84	48.70	217,833	1.39		1.39		(0.37)[5]
Year ended 6/30/2003	34.81	8.57	111,208	1.47		1.50		(0.07)[5]
Year ended 6/30/2002	32.12	20.47	13,660	1.49		1.57		(0.34)[5]
Class C
Year ended 6/30/2006	45.83	4.07	20,717	2.04		2.04		(0.63)
Year ended 6/30/2005	50.67	18.30	26,792	2.06		2.06		(1.15)[5]
Year ended 6/30/2004	49.45	47.62	25,132	2.14		2.14		(1.13)[5]
Year ended 6/30/2003	34.13	7.66	8,676	2.22		2.25		(0.82)[5]
Period from 2/4/2002[1] to 6/30/2002	31.71	9.99	3,484	2.24	[4]	2.32	[4]	(1.72)[4,5]

	Year Ended June 30,
	2006	2005	2004	2003	2002
Portfolio turnover rate	52%	49%	64%	54%	75%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during each period.

3  Total returns exclude the effects of sales charges. Prior to 7/1/2003, the Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

5  As restated. See Note 5 to the Financial Statements.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations					Dividends and distributions
All Cap Value Fund	Net asset value, beginning of period	Net investment income[2]		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Year ended 6/30/2006	$20.36	$0.21		$(0.26)		$(0.05)	$(0.27)	$(0.68)	$(0.95)
Year ended 6/30/2005	17.02	0.16	[5]	3.27	[5]	3.43	(0.03)	(0.06)	(0.09)
Year ended 6/30/2004	12.58	0.00	[5]	4.46	[5]	4.46	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	[5]	2.56	[5]	2.58	—	—	—
Class A
Year ended 6/30/2006	20.40	0.17		(0.26)		(0.09)	(0.23)	(0.68)	(0.91)
Year ended 6/30/2005	17.09	0.11	[5]	3.28	[5]	3.39	(0.02)	(0.06)	(0.08)
Year ended 6/30/2004	12.62	(0.04)[5]		4.53	[5]	4.49	(0.01)	(0.01)	(0.02)
Period from 12/31/2002[1] to 6/30/2003	10.00	0.02	[5]	2.60	[5]	2.62	—	—	—
Class C
Year ended 6/30/2006	20.02	0.01		(0.25)		(0.24)	(0.10)	(0.68)	(0.78)
Year ended 6/30/2005	16.88	(0.02)[5]		3.22	[5]	3.20	—	(0.06)	(0.06)
Period from 8/28/2003[1] to 6/30/2004	14.32	(0.14)[5]		2.71	[5]	2.57	—	(0.01)	(0.01)

				Ratios to Average Net Assets
All Cap Value Fund	Net asset value, end of period	Total Return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement		Expenses		Investment income — net
Class I
Year ended 6/30/2006	$19.36	(0.24)%	$59,891	0.97%		0.97%		1.01%
Year ended 6/30/2005	20.36	20.14	54,969	1.04		1.04		0.88	[5]
Year ended 6/30/2004	17.02	35.48	22,678	1.15		1.25		0.03	[5]
Period from 12/31/2002[1] to 6/30/2003	12.58	25.80	3,560	1.10	[4]	5.84	[4]	0.40	[4,5]
Class A
Year ended 6/30/2006	19.40	(0.50)	92,689	1.22		1.22		0.83
Year ended 6/30/2005	20.40	19.84	112,898	1.29		1.29		0.61	[5]
Year ended 6/30/2004	17.09	35.56	35,438	1.40		1.50		(0.22)[5]
Period from 12/31/2002[1] to 6/30/2003	12.62	26.20	—	1.10	[4]	5.84	[4]	0.40	[4,5]
Class C
Year ended 6/30/2006	19.00	(1.25)	59,822	1.97		1.97		0.05
Year ended 6/30/2005	20.02	18.98	66,074	2.04		2.04		(0.14)[5]
Period from 8/28/2003[1] to 6/30/2004	16.88	17.97	20,739	2.35	[4]	2.46	[4]	(0.96)[4,5]

		Year Ended June 30,		Period December 31, 20021
	2006	2005	2004	through June 30, 2003
Portfolio turnover rate	73%	39%	30%	11%

1  Commencement of operations.

2  Net investment income per share has been calculated based on average shares outstanding during each period.

3  Total returns exclude the effects of sales charges. Prior to 7/1/2004, the Fund's investment advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

5  As restated. See Note 5 to the Financial Statements.

See Notes to the Financial Statements

Notes to the Financial Statements

JUNE 30, 2006

NOTE 1.

Organization and Significant Accounting Policies. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class A, Class C, Class I and Class R. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares; Class A, Class C and Class I. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. The Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund are closed to new investors, except as described in the prospectus. Effective August 19, 2005, the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund converted their Class B shares into their Class A shares. Class B shares no longer exist.

The Funds' audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Federal Income Taxes: It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Income and Expense Allocation: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders:  Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and retired employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holdings, Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2007.

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Annual Advisory Fee Rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable

Effective April 1, 2005, Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC. Prior to April 1, 2005, the Funds' distributor was Stephens Inc. ("Stephens"). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

As of April 1, 2005, U.S. Bancorp Fund Services, LLC, is the administrator for each Fund. Prior to April 1, 2005, the Funds' administrator was Stephens.

As permitted by Rule 10f-3 under the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2006 were as follows:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Purchases	$1,635,506,817	$2,847,286,618	$2,500,876,353	$420,329,999	$176,970,772
Sales	113,061,985	1,387,238,433	2,224,153,703	471,969,253	174,638,856

The following information is presented on an income tax basis as of June 30, 2006:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Cost of investments(a)	$1,590,879,029	$5,444,918,969	$3,735,488,780	$661,334,257	$205,487,459
Gross unrealized appreciation	90,842,717	490,803,750	591,509,102	143,585,096	22,729,242
Gross unrealized depreciation	92,931,040	312,079,644	191,412,551	52,068,486	18,180,474
Net unrealized appreciation on investments	(2,088,323)	178,724,106	400,096,551	91,516,610	4,548,768
Distributable ordinary income (as of 6/30/2006)	5,169,534	31,078,422	17,178,600	17,398,709	905,438
Distributable long-term gains (as of 6/30/2006)	4,233,234	133,929,539	308,193,350	47,139,845	10,388,334
Total distributable earnings	9,402,768	165,007,961	325,371,950	64,538,554	11,293,772
Other accumulated losses	—	—	—	—	—
Total accumulated earnings	7,314,445	343,732,067	725,468,501	156,055,164	15,842,540

(a) Any differences between book and tax cost are due primarily to wash sale losses.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Realized Gain on securities	Undistributed Net Investment Income	Paid in Capital
Core Value	$1	$(1)	$—
Large Cap Value	4,769,942	(4,769,943)	1
Mid-Cap Value		(1,780,567)	1,780,567
Small Cap Value	(261,273)	(306,183)	567,456
All Cap Value	(514,509)	282,116	232,393

The permanent differences primarily relate to the long term capital gains character of dividend income received from REIT securities.

The tax components of distributions paid during the fiscal years ended June 30, 2006 and 2005, capital loss carryovers as of June 30, 2006 and tax basis post-October losses as of June 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2006				June 30, 2005
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post-October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Core Value	$2,813,372	$1,934,386	—	—	$103,624	—
Large Cap Value	45,903,198	113,807,789	—	—	9,315,651	$2,540,185
Mid-Cap Value	35,465,145	238,296,089	—	—	66,107,430	26,870,354
Small Cap Value	13,770,674	93,812,246	—	—	18,869,699	72,035,388
All Cap Value	2,516,903	8,456,218	—	—	330,784	131,279

NOTE 4.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	For the Year Ended June 30, 2006		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	59,231,744	$765,972,686	3,504,513	$37,075,791
Shares issued upon reinvestment of dividends and distributions	134,818	1,749,939	8,113	91,190
Total issued	59,366,562	767,722,625	3,512,626	37,166,981
Shares redeemed	(2,784,758)	(36,168,882)	(533,165)	(6,149,463)
Net increase	56,581,804	$731,553,743	2,979,461	$31,017,518

* Commencement of operations.

	For the Year Ended June 30, 2006		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	57,985,211	$742,196,777	1,797,323	$21,033,643
Shares issued upon reinvestment of dividends and distributions	154,569	2,001,662	279	3,131
Total issued	58,139,780	744,198,439	1,797,602	21,036,774
Shares redeemed	(7,332,846)	(95,269,869)	(29,006)	(333,856)
Net increase	50,806,934	$648,928,570	1,768,596	$20,702,918
	For the Year Ended June 30, 2006		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	12,424,776	$157,732,522	1,289,526	$14,647,174
Shares issued upon reinvestment of dividends and distributions	13,734	176,619	42	476
Total issued	12,438,510	157,909,141	1,289,568	14,647,650
Shares redeemed	(844,230)	(10,859,009)	(19,709)	(206,411)
Net increase	11,594,280	$147,050,132	1,269,859	$14,441,239
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Large Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	52,350,606	$1,243,896,224	46,200,924	$1,016,606,169
Shares issued upon reinvestment of dividends and distributions	2,103,004	49,748,988	159,050	3,470,900
Total issued	54,453,610	1,293,645,212	46,359,974	1,020,077,069
Shares redeemed	(16,628,941)	(398,214,044)	(3,694,189)	(80,674,090)
Net increase	37,824,669	$895,431,168	42,665,785	$939,402,979
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Large Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	55,205,432	$1,313,477,458	97,054,995	$2,135,553,654
Shares issued upon reinvestment of dividends and distributions	2,699,325	63,667,674	221,213	4,846,243
Transfers in from Class B (Note 1)	327,266	7,720,216	—	—
Total issued	58,232,023	1,384,865,348	97,276,208	2,140,399,897
Shares redeemed	(35,686,964)	(847,335,151)	(8,480,450)	(187,828,557)
Net increase	22,545,059	$537,530,197	88,795,758	$1,952,571,340

* Commencement of operations.

	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Large Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	10,305	$241,549	100,585	$2,158,166
Shares issued upon reinvestment of dividends and distributions	—	—	325	7,123
Total issued	10,305	241,549	100,910	2,165,289
Shares redeemed	(34,161)	(801,821)	(78,058)	(1,669,381)
Transfers out to Class A (Note 1)	(330,847)	(7,720,216)	—	—
Total redeemed	(365,008)	(8,522,037)	(78,058)	(1,669,381)
Net (decrease) increase	(354,703)	$(8,280,488)	22,852	$495,908
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Large Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	2,935,927	$68,830,750	18,571,425	$405,128,363
Shares issued upon reinvestment of dividends and distributions	220,165	5,129,048	10,074	220,618
Total issued	3,156,092	73,959,798	18,581,499	405,348,981
Shares redeemed	(3,841,561)	(89,927,848)	(602,410)	(13,141,390)
Net (decrease) increase	(685,469)	$(15,968,050)	17,979,089	$392,207,591
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Large Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	2,857,275	$68,361,274	1,104,052	$24,475,697
Shares issued upon reinvestment of dividends and distributions	37,610	893,766	1,202	26,558
Total issued	2,894,885	69,255,040	1,105,254	24,502,255
Shares redeemed	(469,356)	(11,212,310)	(86,931)	(1,940,180)
Net increase	2,425,529	$58,042,730	1,018,323	$22,562,075
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	30,382,408	$891,900,784	49,716,155	$1,305,710,893
Shares issued upon reinvestment of dividends and distributions	5,645,530	159,429,772	1,743,598	46,153,023
Total issued	36,027,938	1,051,330,556	51,459,753	1,351,863,916
Shares redeemed	(15,225,703)	(444,564,052)	(9,888,454)	(261,881,675)
Net increase	20,802,235	$606,766,504	41,571,299	$1,089,982,241

	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	8,657,845	$252,505,200	17,598,405	$455,504,459
Shares issued upon reinvestment of dividends and distributions	1,873,521	52,720,863	856,097	22,583,811
Transfers in from Class B (Note 1)	1,208,863	35,552,659	—	—
Total issued	11,740,229	340,778,722	18,454,502	478,088,270
Shares redeemed	(11,735,309)	(341,132,928)	(11,539,800)	(303,776,127)
Net (decrease) increase	4,920	$(354,206)	6,914,702	$174,312,143
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	36,612	$1,056,770	357,396	$9,125,585
Shares issued upon reinvestment of dividends and distributions	—	—	12,775	329,592
Total issued	36,612	1,056,770	370,171	9,455,177
Shares redeemed	(543,334)	(15,720,867)	(374,333)	(9,582,261)
Transfers out to Class A (Note 1)	(1,242,253)	(35,552,659)	—	—
Total redeemed	(1,785,587)	(51,273,526)	(374,333)	(9,582,261)
Net decrease	(1,748,975)	$(50,216,756)	(4,162)	$(127,084)
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	922,684	$25,844,270	1,338,007	$33,918,020
Shares issued upon reinvestment of dividends and distributions	239,911	6,556,768	109,771	2,835,387
Total issued	1,162,595	32,401,038	1,447,778	36,753,407
Shares redeemed	(1,424,409)	(40,287,596)	(730,055)	(18,799,505)
Net (decrease) increase	(261,814)	$(7,886,558)	717,723	$17,953,902
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	284,546	$8,378,701	661,661	$17,520,685
Shares issued upon reinvestment of dividends and distributions	16,425	467,312	4,171	111,326
Total issued	300,971	8,846,013	665,832	17,632,011
Shares redeemed	(224,285)	(6,565,902)	(130,573)	(3,065,014)
Net increase	76,686	$2,280,111	535,259	$14,566,997

	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Small Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	3,907,539	$ 201,609,438	4,742,288	$238,811,946
Shares issued upon reinvestment of dividends and distributions	697,962	33,907,000	556,041	27,129,214
Total issued	4,605,501	235,516,438	5,298,329	265,941,160
Shares redeemed	(2,971,430)	(153,469,718)	(1,859,292)	(93,346,697)
Net increase	1,634,071	$ 82,046,720	3,439,037	$172,594,463
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Small Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	682,714	$35,294,061	846,792	$42,838,041
Shares issued upon reinvestment of dividends and distributions	393,692	19,220,058	402,976	19,770,027
Transfers in from Class B (Note 1)	140,169	7,688,272	—	—
Total issued	1,216,575	62,202,391	1,249,768	62,608,068
Shares redeemed	(1,804,552)	(93,329,775)	(1,126,982)	(56,233,004)
Net (decrease) increase	(587,977)	$(31,127,384)	122,786	$6,375,064
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Small Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	11,465	$616,120	84,854	$4,113,806
Shares issued upon reinvestment of dividends and distributions	—	—	4,392	207,679
Total issued	11,465	616,120	89,246	4,321,485
Shares redeemed	(117,095)	(6,273,530)	(65,138)	(3,158,675)
Transfers out to Class A (Note 1)	(146,168)	(7,688,272)	—	—
Total redeemed	(263,263)	(13,961,802)	(65,138)	(3,158,675)
Net (decrease) increase	(251,798)	$(13,345,682)	24,108	$1,162,810
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
Small Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	86,299	$ 4,179,367	104,812	$5,020,102
Shares issued upon reinvestment of dividends and distributions	18,055	839,733	17,983	851,146
Total issued	104,354	5,019,100	122,795	5,871,248
Shares redeemed	(181,066)	(8,804,764)	(102,329)	(4,876,719)
Net (decrease) increase	(76,712)	$(3,785,664)	20,466	$994,529

	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
All Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	407,172	$8,341,731	1,741,043	$32,367,226
Shares issued upon reinvestment of dividends and distributions	132,073	2,577,971	8,009	154,249
Total issued	539,245	10,919,702	1,749,052	32,521,475
Shares redeemed	(146,770)	(2,969,485)	(380,879)	(7,124,203)
Net increase	392,475	$7,950,217	1,368,173	$25,397,272
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
All Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,211,905	$24,809,433	4,165,696	$79,595,327
Shares issued upon reinvestment of dividends and distributions	167,351	3,276,366	7,700	148,838
Total issued	1,379,256	28,085,799	4,173,396	79,744,165
Shares redeemed	(2,135,896)	(42,831,350)	(713,504)	(13,055,881)
Net (decrease) increase	(756,640)	$(14,745,551)	3,459,892	$66,688,284
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005
All Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	513,526	$10,352,915	2,332,893	$43,913,633
Shares issued upon reinvestment of dividends and distributions	56,046	1,078,502	1,948	37,124
Total issued	569,572	11,431,417	2,334,841	43,950,757
Shares redeemed	(721,727)	(14,200,909)	(263,054)	(4,720,362)
Net (decrease) increase	(152,155)	$(2,769,492)	2,071,787	$39,230,395

NOTE 5.

Restatement. Returns of capital on distributions received from REIT securities held in the portfolios of the Mid-Cap Value Fund, Small Cap Value Fund, and All Cap Value Fund were incorrectly classified in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, amounts of taxable income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct the classification of the amounts reported for net investment income, net realized gain and change in unrealized appreciation on investments in the Statement of Changes in Net Assets for the year ended June 30, 2005, and for the net investment income per share, net gains (losses) on securities (both realized and unrealized) per share, and the ratio of net investment income to average net assets for the years ended prior to June 30, 2006 in the Financial Highlights. Net investment income per share for all prior periods has been calculated based on average shares outstanding during each period to conform with the calculation method used for the year ended June 30, 2006.

The amounts before and after the restatement are shown in the table below:

	Mid-Cap Value Fund		Small Cap Value Fund		All Cap Value Fund
Statements of Changes in Net Assets Year ended June 30, 2005	As originally reported	Restated	As originally reported	Restated	As originally reported	Restated
Net investment income (loss)	$10,510,738	$5,521,703	$(765,510)	$(1,972,163)	$1,075,501	$601,010
Net realized gain on securities	174,658,626	175,224,490	101,427,721	101,952,392	4,671,291	4,797,099
Net change in unrealized appreciation of securities	339,850,340	344,273,511	20,274,853	20,956,835	18,485,721	18,834,404
Net increase in net assets resulting from operations	$525,019,704	$525,019,704	$120,937,064	$120,937,064	$24,232,513	$24,232,513
Undistributed net investment income	$6,141,951	$4,098,614	$574,723	$—	$838,996	$593,599

Mid-Cap Value Fund		Class I		Class A		Class C		Class R
Financial Highlights	Year/Period Ended	As originally reported	Restated	As originally reported	Restated	As originally reported	Restated	As originally reported	Restated
Net investment income per share	2005	$0.11	$0.10	$0.07	$0.04	$(0.11)	$(0.15)	$0.03	$(0.05)
	2004	0.06	0.11	0.03	0.06	(0.03)	(0.11)	0.08	0.02
	2003	0.09	0.13	0.05	0.09	(0.01)	(0.02)
	2002	0.11	0.13	0.11	0.07	0.02	(0.03)
Net gains (losses) on securities (both realized and unrealized) per share	2005	4.82	4.83	4.78	4.81	4.66	4.70	4.81	4.89
	2004	7.24	7.19	7.18	7.15	6.97	7.05	5.78	5.84
	2003	0.93	0.89	0.94	0.90	0.86	0.87
	2002	0.68	0.66	0.66	0.70	0.62	0.67
Ratio of net investment income to average net assets	2005	0.56%	0.36%	0.31%	0.16%	(0.43)%	(0.58)%	0.05%	(0.18)%
	2004	0.55	0.50	0.30	0.25	(0.45)	(0.50)	0.16	0.10
	2003	0.88	0.84	0.63	0.60	(0.12)	(0.15)
	2002	0.94	0.89	0.69	0.60	(0.07)	(0.13)
Small Cap Value Fund		Class I		Class A		Class C
Financial Highlights	Year/Period Ended	As originally reported	Restated	As originally reported	Restated	As originally reported	Restated
Net investment income per share	2005	$(0.02)	$(0.08)	$(0.14)	$(0.20)	$(0.49)	$(0.56)
	2004	0.07	(0.06)	(0.01)	(0.17)	(0.24)	(0.50)
	2003	0.08	0.05	(0.11)	(0.02)	(0.14)	(0.24)
	2002	0.07	0.10	0.20	(0.04)	(0.04)	(0.26)
Net gains (losses) on securities (both realized and unrealized) per share	2005	9.30	9.36	9.34	9.40	9.01	9.08
	2004	16.77	16.90	16.87	17.03	16.39	16.65
	2003	2.69	2.72	2.85	2.76	2.58	2.68
	2002	5.33	5.30	5.26	5.50	2.91	3.13
Ratio of net investment income to average net assets	2005	0.03%	(0.16)%	(0.24)%	(0.40)%	(0.99)%	(1.15)%
	2004	(0.04)	(0.12)	(0.29)	(0.37)	(1.04)	(1.13)
	2003	0.36	0.18	0.11	(0.07)	(0.64)	(0.82)
	2002	0.49	0.35	0.24	(0.34)	(0.51)	(1.72)
All Cap Value Fund		Class I		Class A		Class C
Financial Highlights	Year/Period Ended	As originally reported	Restated	As originally reported	Restated	As originally reported	Restated
Net investment income per share	2005	$0.15	$0.16	$0.11	$0.11	$0.05	$(0.02)
	2004	0.03	0.00	0.01	(0.04)	(0.04)	(0.14)
	2003	0.01	0.02	0.03	0.02
Net gains (losses) on securities (both realized and unrealized) per share	2005	3.28	3.27	3.28	3.28	3.15	3.22
	2004	4.43	4.46	4.48	4.53	2.61	2.71
	2003	2.57	2.56	2.59	2.60
Ratio of net investment income to average net assets	2005	1.21%	0.88%	1.01%	0.61%	0.25%	(0.14)%
	2004	0.32	0.03	0.07	(0.22)	(0.60)	(0.96)
	2003	0.47	0.40	0.47	0.40

NOTE 6.

Indemnifications.  Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 7.

Federal Tax Disclosure (Unaudited). For the year ended June 30, 2006, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Large Cap Value Fund — 100%, Mid-Cap Value Fund — 65%, Small Cap Value Fund — 36%, All Cap Value Fund — 56%, Core Value Fund — 100%. For the fiscal year ended June 30, 2006, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Value Fund — 100%, Mid-Cap Value Fund — 66%, Small Cap Value Fund — 43%, All Cap Value Fund — 62%, Core Value Fund — 100%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2006, the funds designate the following percent of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Large Cap Value Fund — 4%, Mid-Cap Value Fund — 3%, Small Cap Value Fund — 2%, All Cap Value Fund — 4%, Core Value Fund — 5%. For the fiscal year ended June 30, 2006, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c): Large Cap Value Fund — 9%, Mid-Cap Value Fund — 64%, Small Cap Value Fund — 87%, All Cap Value Fund — 0%, Core Value Fund — 9%.

NOTE 8.

Subsequent Event. Effective August 29, 2006, Class C shares are automatically converted to Class A approximately eight years after purchase and will then be subject to lower distribution and service fees.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Hotchkis and Wiley Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Hotchkis and Wiley Funds (hereafter referred to as "Funds") at June 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the years in the two year period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 5 to the financial statements, the financial statements for the Hotchkis and Wiley Mid-Cap Value Fund, Small Cap Value Fund, and All Cap Value Fund have been restated for the periods ended prior to 2006.

PricewaterhouseCoopers LLP

Los Angeles, California
August 23, 2006

Board Considerations In Approving Continuation Of Investment Advisory Agreements

Background and Approval Process. Hotchkis and Wiley Capital Management LLC (the "Advisor") serves as investment adviser to the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley All Cap Value Fund and the Hotchkis and Wiley Core Value Fund, respectively (each a "Fund") pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Hotchkis and Wiley Funds (the "Trust") that were initially approved by the Board of Trustees at the inception of each Fund. The Advisory Agreements are for two-year terms and continue thereafter if approved annually by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Fund were most recently considered by the Board at a meeting held on May 17, 2006.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor, including compliance with legal requirements, (ii) short-term and long-term performance of each class of each Fund relative to appropriate peer groups selected by an independent third party, their Lipper fund category and market indices, (iii) the costs of the services provided and the Advisor's profitability with respect to the management of each Fund, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the investment advisory services it provides to each Fund, (v) the expense ratios of each class of each Fund as compared with the expense ratios of their peer group and their Lipper fund category and (vi) any benefits to the Advisor and its affiliates from its relationship with the Funds. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their request. The information provided in response to this specific request supplemented information received by the Board throughout the year, both in writing and in meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance. The Independent Trustees also reviewed and discussed with independent legal counsel prior to the meeting a legal memorandum discussing, among other things, the duties of directors/trustees under the 1940 Act and relevant state law in reviewing and approving investment advisory contracts.

Two weeks prior to the Board meeting, the Independent Trustees held a conference call with their independent legal counsel to review the materials provided by the Advisor and an independent third party, and consequently supplemented their information request with additional questions for the Advisor. At the Board meeting, representatives of the Advisor made a presentation to the Trustees and responded to their questions. After the presentation and after reviewing the written materials provided by the Advisor and the independent third party, the Independent Trustees met privately with their independent legal counsel to consider the renewal of the Advisory Agreements. The Trustees considered the factors set out in case law and identified by the Securities and Exchange Commission as most relevant in considering the renewal of investment advisory agreements. The Trustees considered these and other factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services: As part of the Board's decision-making process, the Trustees noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Trustees believe that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund knowing that the Advisor manages the portfolio and knowing the advisory fee that is paid by the Fund. In this connection, the Trustees considered, in particular, whether each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders. The Trustees concluded that each Fund is managed consistent with its investment objective and policies.

The Trustees reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Trustees also reviewed each Fund's performance and information regarding the Advisor's investment program, which is driven by team-oriented, in-depth, fundamental research. The Trustees considered the depth and quality of the Advisor's investment process and stock-picking expertise, the very low turnover rates of the Advisor's key personnel, the overall stability of the Advisor's organization, and the experience, capability and integrity of its senior management. The Trustees reviewed the Advisor's compliance program and commitment to a rigorous compliance effort and the resultant compliance by the Funds with legal requirements. The Trustees also considered the Advisor's ongoing improvements to its business, including the addition of key personnel and continuing investments in technology, such as the purchase of a client service infrastructure system, the launch and expansion of a website and the acquisition of a phone system with call center capabilities for the Funds.

The Trustees also considered other non-advisory services provided to the Funds, such as the services of Advisor employees as officers and other personnel provided that are necessary for Fund operations. The Trustees particularly noted that the services of the Trust's Chief Compliance Officer are provided to the Funds at no cost to the Funds, and that the Advisor had increased its compliance staff in response to a more challenging regulatory environment. The Trustees noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and oversees and manages the other Fund service providers. The Trustees further noted that in 2005, the Advisor had negotiated relationships with a new administrator that resulted in cost savings to the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided (and expected to be provided) to each Fund under the Advisory Agreement were of a high level and were very satisfactory.

Investment Performance of the Funds and the Advisor: The Trustees review data on the short-term and long-term performance of the Funds in connection with each quarterly Board meeting. For the May 17, 2006 contract review meeting, the Trustees also received —in mid-April — and reviewed a report prepared by the Trust's administrator based on information compiled from an independent provider of data to mutual fund boards (the "Report") that compared the performance of each class of each Fund to that of a small group of comparable funds that are similar in terms of investment classification, asset size, load type and primary distribution channel ("Peer Funds"), and to the most comparable Lipper index, for several time periods. This data was as of December 31, 2005, and performance information through March 2006 was provided as well.

The Board considered that: (i) each class of the Large Cap Value Fund for each period covered in the Report other than the one-year period had the highest annual returns of its Peer Group, and for the one-year period was above or near the median, and also significantly out-performed the Lipper Equity Income Fund index for each period other than the one-year period, for which the Fund's performance was near that of the index, (ii) each class of the Mid-Cap Value Fund had the highest annual returns of its Peer Group for each period covered in the Report and also significantly out-performed the Lipper Mid-Cap Value Fund index for each period covered in the Report, other than the one-year period, for which each class out-performed the index and out-performed the Peer Group median, (iii) each class of the Small Cap Value Fund had the highest annual returns of its Peer Group for each period covered in the Report other than the one-year period, for which each class out-performed the median, and also significantly out-performed the Lipper Small Cap Value Fund index for each period covered in the Report, (iv) each class of the All Cap Value Fund had the highest annualized returns of its Peer Group for the three-year period, had near median performance for the two-year period, and for the one-year period, under-performed the Peer Group, Class A and Class I shares equaled or exceeded the Lipper Multi-Cap Value Fund index for each period covered in the Report, and Class C shares slightly under-performed the index for the one- and two-year period, but significantly out-performed the index for the three-year period, and (v) each class of the Core Value Fund out-performed its Peer Group median and performed near that of the Lipper Multi-Cap Value Fund index for the one-year period (noting that the Fund's inception date was August 30, 2004). The Trustees also considered each Fund's short-term and long-term performance versus appropriate benchmark indices.

The Trustees concluded that the performance of the Funds was very good and consistent with each Fund's investment objective and investment style.

Fees, Expenses and Profitability: The Trustees reviewed information provided by the Advisor and data contained in the Report regarding the Funds' advisory fees and expense ratios, including information regarding any expense caps for the Funds. The Trustees reviewed the Report showing how the Funds' advisory fees and expense ratios compared to those of their Peer Group as well as a competitive universe of funds. The Trustees also reviewed information provided by the Advisor on advisory fees charged by the Advisor for subadvisory services it provides to other mutual funds and advisory fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Trustees considered a list of the many additional functions performed for the Funds that the Advisor does not perform for its separate account and subadvisory clients. The Trustees noted that the Advisor's standard fee schedules for its institutional clients have increased over time and currently are higher than the fees charged to the Small Cap Value Fund and the All Cap Value Fund. The Trustees also noted that, in addition to providing more services and having higher costs for the Funds, it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.

With respect to the advisory fee and expense ratios (by class) for the Large Cap Value Fund, the Trustees noted that the Report showed them to be generally among the higher fees within its Peer Group and among equity income funds within the Lipper universe, but the Trustees noted that the Fund had very good one-year and excellent long-term performance. The Trustees also noted that the Lipper universe aggregated data all for share classes so that the Advisor believed it was not indicative of the reasonableness of the Funds' expense ratios. With respect to the advisory fee and expense ratios (by class) for the Mid-Cap Value Fund, the Trustees noted that the Report showed the advisory fee generally to be among the higher fees within the Fund's Peer Group and among mid-cap value funds within the Lipper universe, while the expense ratios for each class were above the median of the Peer Group but in the first or second quartile for the Lipper universe, except for Class C shares, for which the expense ratio was in the third quartile of the Lipper universe; the Trustees noted that the Mid-Cap Value Fund had very good one-year and excellent long-term performance. With respect to the advisory fee and expense ratios (by class) for the Small Cap Value Fund, the Trustees noted that the Report showed them generally to be in the mid-range among both the Fund's Peer Group and among small cap value funds within the Lipper universe, and the Trustees also noted that the Fund had very good one-year and excellent long-term performance. With respect to the advisory fee and expense ratios (by class) for the All Cap Value Fund, the Trustees noted that the Report showed them generally to be near the median of the Fund's Peer Group and in the mid- to upper range among the multi-cap value funds within the Lipper universe, with the expense ratios of each class other than Class C in the second quartile of the Lipper universe, and the Trustees also noted that the Fund had acceptable one-year performance and excellent three-year performance. With respect to the advisory fee and expense ratios (by class) for the Core Value Fund, the Trustees noted that the Report showed them to be lower than the median of the Fund's Peer Group and generally in the mid- to upper range of the multi-cap value funds within the Lipper universe, taking the expense caps into consideration, and the Trustees also noted that the Fund had excellent one-year performance. Based on their review, the Trustees concluded that the advisory fee and expense ratios were fair and reasonable for each Fund.

The Trustees reviewed information concerning profitability to the Advisor under the Advisory Agreements, including information regarding the methodology for allocating expenses. The Trustees reviewed data regarding the Advisor's variable expenses, fixed expenses, anticipated material variances expected in 2006 and impact of the expense caps (i.e., Fund costs absorbed by the Advisor that are above the expense caps agreed to by the Advisor, which currently are reached only by the Core Value Fund). The Trustees concluded that the Advisor's allocation methods appeared reasonable. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Trustees noted the importance of the Advisor's profitability — which is derived solely from investment management fees — in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. They noted that the Advisor's compensation/profit structure facilitates retention of its management and investment professionals. They also noted that the Advisor has voluntarily limited growth of assets by closing the Funds to new investors and by not taking on new separate account clients in these strategies. The Trustees noted that these actions were financially disadvantageous to the Advisor, and illustrated a commitment to act in the best interests of Fund shareholders. The Trustees concluded that the level of profitability to the Advisor under the Advisory Agreements appeared to be a fair entrepreneurial profit.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale: The Trustees noted that the Advisor had determined to close each Fund to new investors (with limited exceptions), as well as cease new institutional accounts in four of the five investment styles, to enable the Advisor to maintain investment flexibility, and that this decision limited the Advisor's revenue. The Trustees also considered information regarding the investment, compliance and client service personnel who have been hired and the systems upgrade. The Trustees noted increased costs planned by the Advisor in 2006 that will benefit Fund shareholders. They were advised that these represent the reinvestment of savings from economies of scale generated by the Advisor's operations.

The Trustees recognized the position taken by the Advisor that, to the extent economies of scale exist, current levels of advisory fees reflect these economies of scale in light of the limited profit potential due to maintaining limits on the Funds' size as well as the costs associated with the high quality, in-depth research that the Advisor provides. The Trustees also are cognizant of the Advisor's position that its advisory fees provide it with sufficient revenue to enable it to close the Funds when they reach an appropriate size.

Having taken these factors into account, the Trustees concluded that the Funds' shareholders share in reduced costs experienced by the Advisor through the additional services, investment in talented employees and capital improvements provided by the Advisor. The Trustees noted that while breakpoints to an advisory fee are one way for the benefits of economies of scale to be shared with investors, other methods of sharing might also be considered if the Funds continue to produce additional economies of scale. The Independent Trustees requested that the Advisor consider what additional actions it might recommend in the event the Funds further develop economies of scale.

Indirect Benefits to the Advisor from its Relationship to the Funds: The Trustees considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that, while the Advisor does not use the Funds' commissions to pay for third party research, the Advisor does receive proprietary research from brokers that execute Fund trades. The Trustees noted that the proprietary research received was "bundled" with the commission cost and that, while the Advisor's profitability might be somewhat lower were it to have to pay for this research with hard dollars, the bundled research services provide valuable information or service to the investment research process, which benefits the Funds (as well as the Advisor's other clients). The Trustees also noted that the commissions paid by the Funds are generally quite low.

INDEPENDENT TRUSTEES

Name and Year of Birth	Position Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex overseen by Trustee	Public Directorships
Randall H. Breitenbach (born 1960)	Trustee	Trustee since 2001	Co-Founder, Director and CEO, BreitBurn Energy Company LP (1988 — present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 — present).	1 registered investment company consisting of 5 portfolios	None

Robert L. Burch III (born 1934)	Trustee	Trustee since 2001	Managing Partner, A.W. Jones Co. (investments) (1984 — present); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (1977 — 2004).	1 registered investment company consisting of 5 portfolios	None

Marcy Elkind Ph.D. (born 1947)	Trustee	Trustee since 2005	President, Elkind Economics, Inc. (1980 — present).	1 registered investment company consisting of 5 portfolios	None

Robert Fitzgerald (born 1952)	Trustee	Trustee since 2005	Chief Financial Officer of National Retirement Partner's Inc. (2005-present); Executive Vice President and Chief Financial Officer of PIMCO Advisors L.P. (1995 — 2001).	1 registered investment company consisting of 5 portfolios	None

John Gavin (born 1931)	Trustee	Trustee since 2001	Senior Counselor, Hicks Holdings (private equity investment firm) (2001 — present); Chairman, Gamma Holdings (international capital and consulting) (1968 — present); Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 — 2001); U.S. Ambassador to Mexico (1981 — 1986).	1 registered investment company consisting of 5 portfolios	Causeway Capital Management Trust; Claxson S.A.; TCW Galileo Funds

INTERESTED TRUSTEE AND OFFICERS2

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex overseen by Trustee	Public Directorships
Nancy D. Celick* (born 1951)	President, Secretary and Trustee	President and Trustee since 2001 Secretary since 2005	Chief Operating Officer of the Advisor (2001 — present); First Vice President of Merrill Lynch Investment Advisors, L.P. ("MLIM") (2000 — 2001); Director of MLIM (1993 — 1999).	1 registered investment company consisting of 5 portfolios	None

Anna Marie Lopez (born 1967)	Vice President, Treasurer and Chief Compliance Officer	Treasurer since 2001; Vice President since 2004; and CCO since 2004	Chief Compliance Officer of the Advisor (2001 — present); Compliance Officer of MLIM (1997 — 2001).	Not applicable	Not applicable

*  Ms. Celick is an "interested person," as defined in the Investment Company Act of 1940, of the Trust based on her position as COO of the Advisor.

1  Each Trustee serves until his or her successor is elected and qualified, until he or she retires in accordance with the Trust's retirement policy, or until his or her death or resignation or removal as provided in the Trust's Agreement and Declaration of Trust.

2  Elected by and serve at the pleasure of the Board of Trustees of the Trust.

The Statement of Additional Information includes additional information about the Trust's Trustees and officers, and is available without charge upon request by calling the transfer agent at 1-866-HW-FUNDS (1-866-493-8637). The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

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ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge on the Funds' website at www.hwcm.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on our website at http://www.hwcm.com under the "Download Center".

725 SOUTH FIGUEROA STREET, 39th Floor

LOS ANGELES, CALIFORNIA 90017-5439

www.hwcm.com

1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-AR-0606-0806

JUNE 30, 2006

ANNUAL REPORT

Item 2 –	Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-796-5606.

Item 3 –	Audit Committee Financial Expert

The registrant’s Board has determined that Robert Fitzgerald, a member of the registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. The Board believes each member of the Audit Committee contributes significantly to the effective oversight of the registrant’s financial statements and condition.

Item 4 –	Principal Accountant Fees and Services

Fees billed by the registrant’s auditors for each of the last two fiscal years, including fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant, and a description of the nature of the services comprising the fees, are listed below:

Registrant:
	(a)	Audit Fees
Fiscal year ended June 30, 2006 – $95,000
Fiscal year ended June 30, 2005 – $82,000

	(b)	Audit-Related Fees
Fiscal year ended June 30, 2006 – $0
Fiscal year ended June 30, 2005 – $0

	(c)	Tax Fees
Fiscal year ended June 30, 2006 – $27,250
Fiscal year ended June 30, 2005 – $25,000

The nature of the services include tax compliance, tax advice and tax planning.

	(d)	All Other Fees
Fiscal year ended June 30, 2006 – $0
Fiscal year ended June 30, 2005 – $0

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):

(b)	Audit-Related Fees
Fiscal year ended June 30, 2006 – $0
Fiscal year ended June 30, 2005 – $0

(c)	Tax Fees
Fiscal year ended June 30, 2006 – $0
Fiscal year ended June 30, 2005 – $0

(d)	All Other Fees
Fiscal year ended June 30, 2006 – $0
Fiscal year ended June 30, 2005 – $0

(e)(1) The registrant’s Audit Committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. The Committee shall pre-approve any engagement of the independent auditors to provide any non-prohibited services to the registrant, including the fees and other compensation to be paid to the independent auditors.   The Chairman of the Audit Committee may grant the pre-approval of services to the registrant for non-prohibited services for engagements of less than $5,000.  All such delegated pre- approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting. The Committee shall also pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant.  The Chairman of the Audit Committee may grant the pre-approval for non-prohibited services to the Adviser for engagements of less than $5,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)

(b) Audit-Related Fees
Fiscal year ended June 30, 2006 – 0%
Fiscal year ended June 30, 2005 – 0%

(c) Tax Fees
Fiscal year ended June 30, 2006 – 0%
Fiscal year ended June 30, 2005 – 0%

(d) All Other Fees
Fiscal year ended June 30, 2006 – 0%
Fiscal year ended June 30, 2005 – 0%

(f)	Not Applicable

(g)
Fiscal year ended June 30, 2006 – $177,000
Fiscal year ended June 30, 2005 – $49,100

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants

Not applicable

Item 6 –	Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10 –	Submission of Matters to a Vote of Security Holders

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11 –	Controls and Procedures

(a)

The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”)have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)(1) –	Code of Ethics: Available without charge upon request by calling toll-free 1-800-796-5606.

(a)(2) –	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2005. Attached hereto.

(a)(3) –	Not applicable

(b) –	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds

By:	/s/ Nancy D. Celick
Nancy D. Celick,
President of Hotchkis and Wiley Funds

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Hotchkis and Wiley Funds

By:	/s/ Nancy D. Celick
Nancy D. Celick,
President of Hotchkis and Wiley Funds

Date: August 25, 2006

By:	/s/ Anna Marie Lopez
Anna Marie Lopez,
Treasurer of Hotchkis and Wiley Funds

Date: August 25, 2006